Convertible Notes Payable	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Convertible Notes Payable
15.	Convertible Notes Payable

As of September 30, 2020 there were no convertible notes outstanding, and as of December 31, 2019, convertible notes outstanding totaled $1.4 million. During the three and nine months ended September 30, 2020, the Company repaid $2.8 million and $3.9 million of principal balances, and approximately $0.9 million of related interest expense and prepayment penalties owed on its convertible notes.